Cover Page Document	Dec. 31, 2024	May 22, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date		May 22, 2024
Entity Registrant Name		NS Wind Down Co., Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35980
Entity Tax Identification Number		20-0094687
Entity Address, Address Line One		617 Eastlake Avenue East,
Entity Address, City or Town		Seattle
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98109
City Area Code		206
Local Phone Number		378-6266
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		NSTGQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001401708
Current Fiscal Year End Date	--12-31